Labor and social security obligations	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Labor and social security obligations
12	Labor and social security obligations

	12/31/2023	12/31/2022
Profit sharing	93,611	80,840
Labor provisions	13,252	9,860

	106,863	90,700

Current	101,506	87,732
Non-current	5,357	2,968

Except for the profit sharing related to the unrealized performance fees, the accrual for profits sharing payable on December 31, 2023 was paid in January 2024. Profit sharing is calculated based on the performance review of each employee plus the area performance, in accordance with an Entity policy. Vinci Management estimated the profit sharing as of December 31, 2023 based on the management and advisory net revenue recognized and the realized performance fee up to December 31, 2023.
Since the second quarter of 2022 labor provisions are being impacted by provisions and social charges related to Restricted Share Units Plan (RSUs). The non-current
amount comprises the provisions and social charges for the RSUs which the vesting dates are over than 1 year. Please see note 24 for more details.